Consolidated Statement of Income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2019 [1]	Oct. 31, 2018	Oct. 31, 2017
Interest, Dividend and Fee Income
Loans		$ 19,824	$ 16,275	$ 13,564
Securities (Note 3)	[2]	5,541	4,119	3,525
Deposits with banks		787	641	324
Interest, Dividend and Fee Income		26,152	21,035	17,413
Interest Expense
Deposits		8,616	6,080	3,894
Subordinated debt		279	226	155
Other liabilities		4,369	3,291	2,089
Interest Expense		13,264	9,597	6,138
Net Interest Income		12,888	11,438	11,275
Non-Interest Revenue
Securities commissions and fees		1,023	1,025	964
Deposit and payment service charges		1,204	1,134	1,109
Trading revenues		298	705	84
Lending fees		1,181	997	917
Card fees		437	428	329
Investment management and custodial fees		1,747	1,749	1,627
Mutual fund revenues		1,419	1,473	1,411
Underwriting and advisory fees		986	943	1,044
Securities gains, other than trading (Note 3)		249	239	171
Foreign exchange gains, other than trading		166	182	191
Insurance revenue		3,183	1,879	2,070
Investments in associates and joint ventures		151	167	386
Other		551	546	529
Non-Interest Revenue		12,595	11,467	10,832
Total Revenue		25,483	22,905	22,107
Provision for Credit Losses (Notes 1 and 4)		872	662	746
Insurance Claims, Commissions and Changes in Policy Benefit Liabilities (Note 14)		2,709	1,352	1,538
Non-Interest Expense
Employee compensation (Notes 20 and 21)		8,423	7,461	7,468
Premises and equipment (Note 9)		2,988	2,753	2,491
Amortization of intangible assets (Note 11)		554	503	485
Travel and business development		545	519	540
Communications		296	282	286
Professional fees		568	572	569
Other		1,256	1,387	1,353
Non-Interest Expense		14,630	13,477	13,192
Income Before Provision for Income Taxes		7,272	7,414	6,631
Provision for income taxes (Note 22)		1,514	1,961	1,292
Net Income		5,758	5,453	5,339
Attributable to:
Equity holders of the bank		5,758	5,453	5,337
Non-controlling interest in subsidiaries				2
Net Income		$ 5,758	$ 5,453	$ 5,339
Earnings Per Common Share (Canadian $) (Note 23)
Basic		$ 8.68	$ 8.19	$ 7.93
Diluted		8.66	8.17	7.90
Common shares [member]
Earnings Per Common Share (Canadian $) (Note 23)
Dividends per common share		$ 4.06	$ 3.78	$ 3.56

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).
[2]	Includes interest income on securities measured at fair value through other comprehensive income and amortized cost, calculated using the effective interest rate method, of $1,853 million for the year ended October 31, 2019 ($1,290 million for the year ended October 31, 2018).